Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2026
Mark E. Durbiano will retire on January 4, 2027. Therefore, effective December 31, 2026, Mr. Durbiano will no longer serve as a portfolio manager of the Federated Hermes Floating Rate Strategic Income Fund (the “Fund”). Accordingly, effective December 31, 2026, please remove all references to Mr. Durbiano from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
June 22, 2026

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457268 (6/26)
© 2026 Federated Hermes, Inc.